Risk/Return Detail Data - FidelityTacticalBondFund-AMCIZPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Tactical Bond Fund/Fidelity Advisor® Tactical Bond Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Tactical Bond Fund seeks a high level of current income. Growth of capital may also be considered.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate	39.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities. Allocating assets across the full spectrum of the debt market, including investment-grade (those of medium and high quality), high yield and emerging markets debt securities across different maturities. Investments will normally include U.S. government securities (including Treasury securities), investment-grade corporate and other debt, lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), investment-grade securitized debt securities, floating rate loans and other floating rate securities, inflation-protected debt securities, hybrid and preferred securities, contingent convertible securities, and securities of foreign issuers, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Investing in both U.S. dollar-denominated and non-U.S. dollar-denominated securities, and generally hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.Investing in collateralized loan obligations.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Impairment of Collateral. A floating rate loan may not be fully collateralized which may cause the floating rate loan to decline significantly in value. Floating Rate Loan Liquidity. Floating rate loans generally are subject to restrictions on resale. Floating rate loans sometimes trade infrequently in the secondary market. As a result, valuing a floating rate loan can be more difficult, and buying and selling a floating rate loan at an acceptable price can be more difficult or delayed, including extended trade settlement periods. Difficulty in selling a floating rate loan can result in a loss. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign and Emerging Markets Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. CLO tranches can experience substantial losses due to actual and anticipated defaults, as well as aversion to CLO securities as a class. Contingent Convertible Securities Risk. Contingent convertible securities have unique equity conversion or principal write-down features that involve additional risks, which may include cancellation of interest payments by the issuer or a regulatory authority; subordination to other creditors due to either a liquidation or other bankruptcy-related event or a conversion of the security from debt to equity; and a write-down of the security's principal amount. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund | Fidelity Advisor Tactical Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.74%
Total annual operating expenses	1.29%
Fee waiver and/or expense reimbursement	0.68%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%
1 year	$ 62
3 years	318
5 years	619
10 years	1,476
1 Year	62
3 Years	318
5 Years	619
10 Years	$ 1,476
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund | Fidelity Advisor Tactical Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.85%
Total annual operating expenses	1.65%
Fee waiver and/or expense reimbursement	0.70%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
1 year	$ 493
3 years	811
5 years	1,175
10 years	2,200
1 Year	493
3 Years	811
5 Years	1,175
10 Years	$ 2,200
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund | Fidelity Advisor Tactical Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.91%
Total annual operating expenses	2.46%
Fee waiver and/or expense reimbursement	0.76%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.70%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 273
3 years	668
5 years	1,218
10 years	2,516
1 Year	173
3 Years	668
5 Years	1,218
10 Years	$ 2,516
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund | Fidelity Advisor Tactical Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[2]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.91%
Total annual operating expenses	1.71%
Fee waiver and/or expense reimbursement	0.76%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
1 year	$ 493
3 years	821
5 years	1,198
10 years	2,256
1 Year	493
3 Years	821
5 Years	1,198
10 Years	$ 2,256
FidelityTacticalBondFund-AMCIZPRO | Fidelity Tactical Bond Fund | Fidelity Advisor Tactical Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.75%
Total annual operating expenses	1.30%
Fee waiver and/or expense reimbursement	0.60%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%
1 year	$ 72
3 years	332
5 years	635
10 years	1,497
1 Year	72
3 Years	332
5 Years	635
10 Years	$ 1,497

[1]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 0.95%, 0.95%, 1.70%, 0.70%, and 0.61% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through December 31, 2024. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[2]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[3]	BOn Class C shares redeemed less than one year after purchase.